Expense Example	Delaware Ivy Core Equity Class II Expense Example, with Redemption, 1 Year	Delaware Ivy Core Equity Class II Expense Example, with Redemption, 3 Years	Delaware Ivy Core Equity Class II Expense Example, with Redemption, 5 Years	Delaware Ivy Core Equity Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Global Equity Income Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Global Equity Income Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Global Equity Income Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Global Equity Income Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Securian Real Estate Securities Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Securian Real Estate Securities Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Securian Real Estate Securities Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Securian Real Estate Securities Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 10 Years
USD ($)	97	311	543	1,209	101	315	547	1,213	87	280	489	1,092	112	358	624	1,383	119	372	644	1,420	91	286	497	1,107	116	364	632	1,397	102	318	552	1,225	78	243	422	942	72	224	390	871	97	303	525	1,166	81	252	439	978	103	322	558	1,236	115	370	644	1,427	118	368	638	1,409	63	227	404	918	89	305	540	1,213	102	318	552	1,225	99	309	536	1,190	124	387	670	1,477	123	384	665	1,466	91	284	493	1,096	116	362	628	1,386	123	403	704	1,560	104	325	563	1,248	99	309	536	1,190	96	300	520	1,155	94	293	509	1,131	94	293	509	1,131	112	350	606	1,340	119	372	644	1,420	113	353	612	1,352